Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Expenses By Nature

	2020	2019	2018
	€	€	€
Wages and salaries	(2,597,270)	(50,573)	—
Pension charges	(72,153)	(1,750)	—
Other social security charges	(184,838)	(12,675)	—
Share-based payments	(1,587,736)	(116,147)	(100,745)

	(4,441,997)	(181,145)	(100,745)